UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue	New York, NY 10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  646.307.4181

Date of fiscal year end:   04/30/2012

Date of reporting period: 07/31/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

COMMON STOCK - (85.93%)	Shares	Fair Value

ADVERTISING (2.95%)
ChinaNet Online Holdings, Inc. *	81,500	$156,480

AGRICULTURE (19.63%)
Asia Green Agriculture Corp. *	54,668	246,006
Sino Green Land Corp. *	1,442,500	216,375
Southern China Livestock, Inc. *F Δ	30,000	150,000
Tianli Agritech, Inc. *	45,500	116,025
Yasheng Group *	203,400	313,236
		1,041,642

BUILDING MATERIALS (5.87%)
China Infrastructure Construction Corp.*	295,400	251,090
China Wood, Inc. *	8,656	60,592
		311,682

CHEMICALS (2.40%)
Changda International Holdings, Inc. *	310,700	127,387

COMMERCIAL SERVICES (3.32%)
China Redstone Group, Inc. *	293,200	175,920

DIVERSIFIED FINANCIAL SERVICES (1.70%)
VantAsia Holdings Ltd. *F,Δ	45,000	90,000

ELECTRICAL COMPONENTS & EQUIPMENT (12.63%)
China Electric Motor, Inc. *	32,500	8,450
China Intelligent Lighting and Electronics, Inc. *	103,500	15,111
China Power Equipment, Inc. *	240,000	218,400
China Ritar Power Corp. *	115,300	98,005
GC China Turbine Corp. *	717,500	68,234
Lihua International, Inc. *	6,000	40,500
New Energy Systems Group *	65,000	198,250
NIVS IntelliMedia Technology Group, Inc. *	73,000	23,360
		670,310

The accompanying notes are an integral part of this schedule of investments.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

COMMON STOCK - (85.93%) (continued)	Shares	Fair Value

FOOD & BEVERAGE (15.74%)
American Lorain Corp. *	6,300	$10,962
China Marine Food Group Ltd. *	28,442	83,904
China Nutrifruit Group Ltd. *	72,000	131,040
Emerald Dairy, Inc. *	375,100	258,819
Oriental Dragon Corp. *F Δ	50,000	250,000
SkyPeople Fruit Juice, Inc. *	6,000	15,420
Yanglin Soybean, Inc. *	166,000	84,660
		834,805

INTERNET (1.71%)
Moqizone Holding Corp. *F	30,239	90,717

LEISURE TIME (1.02%)
Universal Travel Group *F, H	30,000	54,000

MACHINERY-DIVERSIFIED (4.71%)
NF Energy Saving Corp. *	119,000	249,900

MEDIA (1.90%)
China Yida Holding Co. *	22,963	101,037

MISCELLANEOUS MANUFACTURING (0.44%)
Shengkai Innovations, Inc. *	10,000	23,400

OIL & GAS (9.97%)
China North East Petroleum Holdings Ltd. *	73,111	242,729
Longwei Petroleum Investment Holding Ltd. *	175,532	286,117
		528,846

SOFTWARE (0.22%)
SinoHub, Inc. *	10,000	11,600

TELECOMMUNICATIONS (0.07%)
Zoom Technologies, Inc. *	1,500	3,555

The accompanying notes are an integral part of this schedule of investments.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

COMMON STOCK - (85.93%) (continued)	Shares	Fair Value

TRANSPORTATION (1.65%)
Andatee China Marine Fuel Services Corp. *	35,200	$87,648

TOTAL COMMON STOCK (Cost $8,615,831)		4,558,929

PREFERRED STOCK - (12.92%)

ADVERTISING (1.45%)
ChinaNet Online Holdings, Inc.	40,000	76,800

BUILDING MATERIALS (3.96%)
China Wood, Inc.	30,000	210,000

FOOD & BEVERAGE (3.43%)
China Nutrifruit Group Ltd.	10,000	182,000

INTERNET (2.20%)
Moqizone Holding Corp. F	70	116,664

TRANSPORTATION (1.88%)
China Dredging Group *F, R	20,000	100,000

TOTAL PREFERRED STOCK (Cost $720,000)		685,464

The accompanying notes are an integral part of this schedule of investments.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

	Expiration Date -	Shares	Fair Value
WARRANTS - (0.86%)	Exercise Price
American Lorain Corp. A *	05/02/15 - $ 3.00	14,000	$-
American Lorain Corp. B *	11/20/13 - $ 3.00	4,000	-
Asia Green Agriculture Corp.*	08/20/13 - $ 3.78	3,997	2,878
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Infrastructure Construction Corp. *	03/05/13 - $ 6.00	50,000	-
China North East Petroleum Holdings Ltd. *	03/08/12 - $ 6.00	8,000	-
China Nutrifruit Group Ltd. *	10/08/13 - $ 3.30	25,000	-
China Redstone Group, Inc. *	02/23/14 - $ 4.10	25,000	-
China Wood, Inc. *	09/01/15 -$ 4.80	15,000	33,000
ChinaNet Online Holdings, Inc. A *	08/20/12 - $ 3.00	20,000	-
ChinaNet Online Holdings, Inc. B *	08/20/14 - $ 3.75	20,000	-
HQ Sustainable Maritime Industries, Inc. *	08/13/15 - $ 4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $ 5.62	12,000	-
Longwei Petroleum Investment Holding Ltd. *	10/29/12 - $ 2.255	182,000	-
Moqizone Holding Corp. A * F	05/31/12 - $ 2.50	19,445	9,722
Moqizone Holding Corp. B * F	05/31/12 - $ 3.00	19,445	-
Oriental Dragon Corp. *F Δ	10/22/14 - $ 6.00	25,000	-
Rodobo International, Inc. *	06/17/15 - $ 3.50	18,500	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $12.00	12,500	-
SinoHub, Inc *	09/10/13 - $ 3.00	50,000	-
SmartHeat, Inc. *	08/22/11 - $ 6.00	20,000	-
Southern China Livestock, Inc. *F Δ	03/28/14 - $ 5.50	15,000	-
Zoom Technologies, Inc. A *	11/15/15 - $ 4.71	75,000	-

TOTAL WARRANTS (Cost $103,267)			$45,600

TOTAL INVESTMENTS (Cost $9,439,098) - 99.71%			$5,289,993
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.29%			15,417
NET ASSETS - 100%			$5,305,410

*	Non-income producing security.

F
This security was valued at fair value as determined by Parr using procedures approved by the Board of Trustees. The total fair value of such securities at July 31, 2011 is $861,103 which represents 16.23% of total net assets. These securities are classified as either level 2 or level 3 of the fair value hierarchy. For details relating to each fair valued security, please see Note 1.

R
This security is restricted from sale until certain regulatory filings are approved. The total fair value of such securities at July 31, 2011 is $100,000 which represents 1.88% of total net assets. These securities are classified as either level 2 or level 3 of the fair value hierarchy. For details relating to each restricted security, please see Note 1.

H	Trading of this security has been halted by the exchange.

Δ	No longer restricted from sale, but not publicly traded as of July 31, 2011.

The accompanying notes are an integral part of this schedule of investments.

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation - Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. In addition, for securities that are halted for several days, pursuant to fair value procedures adopted by the Fund’s Board of Trustees, Parr will determine an adjustment to the price. The relevant inputs that Parr may consider in establishing the fair value include, but would not be limited to; the general market conditions in the Chinese reverse merger stock market and the overall financial market; disclosures related to the company’s auditors; the status of the company’s 8k, 10k, and other filings with the SEC and NASDAQ; participation by the company, CFO, investment banker, trader and research analysts in conferences, road shows, conference calls and 1-on-1 telephone calls or in-person meetings; channel checks and/or visitation to prove-up real business operations; comments from money managers, investment banks and research analysts; and, review of the Bloomberg Chinese Reverse Mergers Index (CHINARTO:IND). Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee and Parr, which, subject to the oversight of the Adviser and the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of July 31, 2011, thirteen (13) securities were fair valued as determined by the Board of Trustees.

Halted Securities - At July 31, 2011, trading of certain securities owned by the Fund has been halted by their respective exchanges as follows:

Security Name	Date Halted
Universal Travel Group	04/12/2011

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

Restricted Securities - The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China. The investment in 20,000 preferred shares of China Dredging Group was initiated by Parr as a private placement offering. Other clients of Parr can also participate in private placements. The security that is part of the private placement offering is restricted from sale until such time as its registration becomes effective and the restriction is lifted.

Parr, subject to the oversight and approval of the Adviser and the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; earnings per share; free cash flows; debt levels; revenue growth; and, information regarding the applicable company and its business. Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Using the Fair Value Pricing Instructions, Parr seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$3,924,212
Preferred Stock	468,800
Total Level 1	$4,393,012

Level 2
Common Stock (b)	$90,717
Preferred Stock (b)	116,664
Warrants (b)	45,600
Total Level 2	$252,981

Level 3
Common Stock (b)	$544,000
Preferred Stock (b)	100,000
Total Level 3	$644,000
Total Investments	$5,289,993

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by Parr using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following amounts were transfers in/(out) of Level 2 assets:

	Common Stock	Preferred Stock	Totals

Transfers into Level 2 from Level 1	$-	$-	$-
Transfers from Level 2 into Level 1	(26,550)	(26,550)	(26,550)
Net Transfers in/(out) of Level 2	$(26,550)	$(26,550)	$(26,550)

There were no transfers from Level 1 to Level 2. Transfers that were made out of Level 2 represent securities no longer being fair valued by Parr using observable inputs and are now being valued using quoted prices in active markets. Transfers between levels are recognized as of the end of the reporting period.

360 Funds

The USX China Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Common Stock	Preferred Stock	Totals

Beginning Balance April 31, 2011	$967,315	$220,000	$1,187,315
Total Realized Gain/Loss	-	-	-
Change in unrealized depreciation	(35,100)	-	(35,100)
Cost of Purchases	90,000	-	90,000
Proceeds from Sales	-	-	-
Net transfers in/out of level 3	(478,215)	(120,000)	(598,215)
Ending balance July 31, 2011	$544,000	$100,000	$644,000

The total change in unrealized depreciation attributable to level 3 investments still held at July 31, 2011 was as follows:

	Common Stock	Preferred Stock	Totals

Change in unrealized depreciation	$(35,100)	$-	$(35,100)

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2011 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 10,021,181	$ 398,697	$ (5,129,885)	$ (4,731,188)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	360 Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	September 27, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	September 27, 20111